Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of U.S and Foreign (Loss) / Income Before Income Taxes
The following table summarizes our U.S. and foreign income / (loss) before income taxes for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022
U.S.	$(31,570)	$(13,687)	$(22,264)
Foreign	65,627	41,293	(24,948)
Net income / (loss) before income taxes	$34,057	$27,606	$(47,212)

Summary of Income Tax Expense Components
The following table summarizes our provision for income taxes for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022
Current income tax (expenses) / benefit:
U.S. Federal	$(376)	$(54)	$(188)
Foreign	(15,048)	(39,580)	(20,926)
Total current income tax expense	$(15,424)	$(39,634)	$(21,114)
Deferred income tax (expenses) / benefit:
U.S. Federal	2,229	5,958	(550)
Foreign	7,043	30,560	355
Total deferred income tax (expenses) / benefit	$9,272	$36,518	$(195)
Income tax (expenses) / benefit	$(6,152)	$(3,116)	$(21,309)

Summary of Deferred Tax Assets Liabilities by Current and Non-current
As of December 31, 2024 and 2023, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	As of December 31, 2024	As of December 31, 2023
Non-current deferred tax assets	$107,357	$115,503
Total deferred tax assets	$107,357	$115,503
Less: Valuation allowance	(46,268)	(44,774)
Net deferred tax assets	$61,089	$70,729
Non-current tax liabilities	(5,422)	(8,100)
Total deferred tax liabilities	$(5,422)	$(8,100)
Total net deferred tax assets after valuation allowance	$55,667	$62,629

Summary of Composition of Deferred Tax Assets and Liabilities
The following table summarizes the composition of deferred tax assets and deferred tax liabilities as of December 31, 2024 and 2023:

	As of December 31, 2024	As of December 31, 2023
Tax loss carryforwards	$57,268	$72,644
Allowance for credit expected losses	5,396	5,528
Provisions and other assets	35,893	27,329
Property and equipment	1,659	1,301
Intangible assets	(4,419)	(3,959)
Others	6,138	4,560
Total net deferred tax assets before valuation allowance	$101,935	$107,403
Less: Valuation allowance	(46,268)	(44,774)
Total net deferred tax assets after valuation allowance	$55,667	$62,629

Summary of Tax Loss Carryforwards Expiry
As of December 31, 2024, we have both foreign and U.S. net operating loss carryforwards (“NOLs”) of $237,993. If not utilized, the NOLs will begin to expire as follows:

	As of December 31, 2024
Expiration date	U.S.	Foreign
Expires 2026	$—	$17
Expires 2027	—	1,250
Expires 2028	—	1,256
Expires 2029	—	575
Expires thereafter	—	37,816
Without expiration dates	74,033	123,046
Total NOLs	$74,033	$163,960

Summary of NOLs by Country of Origin
The following table shows the breakdown of our NOLs by country of origin as of December 31, 2024:

Country	NOL gross amount	Expiration terms
Brazil	$118,308	No expiration. Offset limitation to 30% of taxable income by fiscal year.
Argentina	3,098	5 fiscal years expiration.
United States	74,033	No expiration. Offset limitation of 80% of the taxable income by fiscal year.
Mexico	37,816	10 fiscal years expiration.
Peru	4,738	No expiration. Offset limitation of 50% of the taxable income by fiscal year.
Total NOLs	$237,993

Summary of Changes in Valuation Allowance
The following table presents the changes in our valuation allowance for the years ended December 31, 2024, 2023 and 2022:

Valuation allowance
Balance as of January 01, 2022	$23,999
Increases	39,240
Decreases	(9,019)
Balance as of December 31, 2022	$54,220
Increases	8,201
Decreases	(17,647)
Balance as of December 31, 2023	$44,774
Increases	6,083
Decreases	(4,589)
Balance as of December 31, 2024	$46,268

Summary of Reconciliation of Difference between Actual Provision for Income Taxes and Provision Computed by Applying Weighted Average Income Tax Rate
The reconciliation of the provision for income taxes for the years ended December 31, 2024, 2023 and 2022 to total income tax expense is as follows:

	Year ended December 31,
	2024	2023	2022
Net income / (loss) before income tax	$34,057	$27,606	$(47,212)
Income tax rate	21%	21%	21%
Expected income tax expense / (benefit)	$7,152	$5,797	$(9,915)
Permanent differences:
Non-taxable income	(220)	(127)	$—
Foreign non-creditable withholding tax	9,088	16,588	11,540
Non-deductible expenses	6,100	11,514	10,440
Currency translation adjustment	4,625	5,672	2,595
Tax credits recovery	—	(309)	—
Others	(1,744)	892	(256)
Unrecognized tax benefits and related interest	(2,957)	(14,081)	1,029
Foreign rate differential	(7,229)	(3,499)	(9,091)
Tax inflation adjustment	(4,312)	(27,103)	(12,716)
Tax holiday	(14,298)	3,977	5,990
True up	(1,460)	(1,253)	2,283
Change in rate	—	—	—
Change in valuation allowance	11,407	5,048	19,410
Income tax expense / (benefit)	$6,152	$3,116	$21,309

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits and interest is as follows:

	Year ended December 31,
	2024	2023	2022
Balance, beginning of year	$21,398	$41,925	$45,865
Increases to tax positions related to current year	120	—	—
Increases to tax positions related to prior years(1)	—	—	2,453
Decreases to tax positions related to prior years(1)(2)	(4,796)	(16,853)	(6,912)
Settlements during current year(1)(3)	—	(8,598)	(5,121)
Interest and penalties	1,799	2,753	5,687
Currency translation adjustment	(3,597)	2,171	(47)
Balance, end of year	$14,924	$21,398	$41,925

(1) Includes updates, interest and penalties.
(2) Includes tax positions in Mexico, Colombia, Argentina and US related to Best Day acquisition.
(3) Includes tax positions effectively settled in Mexico related to Best Day acquisition.